                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2

                        Annual Notice of Securities Sold
             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.      Name and address of issuer:
        Short-Intermediate Income Fund, Inc.
        One South Street
        Baltimore, Maryland 21202


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]







3.      Investment Company Act File Number:    811-6084
        Securities Act File Number:            33-34275

4(a).   Last day of fiscal year for which this Form is filed:  December 31, 2001

4(b).   [  ]  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:
        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
               $ 87,899,027

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
               $ 86,171,043

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees
               payable to the Commission:                         $  22,278,923

        (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                      $ 108,449,966

        (v)    Net sales -- if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from Item 5(i):    $          -

        (vi)   Redemption credits available for use in future
               years -- if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:              $ (20,550,939)
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        (vii)  Multiplier for determining registration fee
               (See Instruction C.9):   x                              0.000092

        (viii) Registration fee due [multiply Item 5(v) by
               Item 5(vii)] (enter "0" if no fee is due):         $          -


6.      Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before [effective date of rescission of Rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:


7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year
        (see Instruction D):                                 +    $           0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]: =                $           -

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        N/A
        --------------------------------------------


Method of delivery:          [  ] Wire Transfer        [  ] Mail or other means

                                   SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Charles A. Rizzo
                                           -------------------------------------
                                           Charles A. Rizzo, Treasurer



Date:    March 29, 2002


* Please print the name and title of the signing officer below the signature.
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                               BT 24f-2 WORKSHEET
                      SHORT INTERMEDIATE INCOME FUND, INC.

Investment Company Act Number      811-6084
Securities Act Number              33-34275

                             (a)               (b)               (c)                 (d)                          (e)
                                                                                   (a+b+c)

                         Net Proceeds        Dividends                          Aggregate Sales            Aggregate Price of
                             from           Reinvested         Front-End            Price of             Securities Purchased or
                          Shares Sold     and Exch. Into      Sales Loads       Securities Sold         Redeemed and Exch out of
                        --------------------------------------------------------------------------------------------------------
Class A Shares             58,125,561        1,748,579            1,126            59,875,266                   61,533,311
Institutional Shares       27,519,520          504,241                             28,023,761                   24,637,732
                        --------------------------------------------------------------------------------------------------------
Total                    $ 85,645,081      $ 2,252,820          $ 1,126          $ 87,899,027                 $ 86,171,043
                        --------------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

                             (f)                         (g)                        (h)                (i)               (j)
                                                                                   (e+g)              (d}g)             (d{g)
                                                                                                      (c-g)             (c-g)
                       Increase(Decrease)          Aggregate Price of                                             Redemption Credits
                              from               Securities redeemed or        Total Available          Net          Available for
                      Capital Transactions     Repurchased in prior years     Redemption Credits       Sales         Future Years
                     ---------------------------------------------------------------------------------------------------------------
Class A Shares           (1,658,045)
Institutional Shares      3,386,029

Total                                                $ 22,278,923               $ 108,449,966           $ -        $ (20,550,939)
                     ---------------------------------------------------------------------------------------------------------------